Discontinued operations and assets classified as held for sale - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Other operating income	$ 53
Administrative expenses	(55,201)	$ (70,977)	$ (14,559)
Profit from discontinued operations	3,515	11,667
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Other operating income	4,986	12,843
Administrative expenses	(1,471)	(1,176)
Profit from discontinued operations	$ 3,515	$ 11,667